Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2023
Credit Risk Exposure [Abstract]
Main Credit Exposure Categories by Business Divisions [text block table]
Main Credit Exposure Categories by Business Divisions
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,732	456	303	4,393	158,490	59,781	55
Investment Bank	100,645	7,614	582	474	56,939	2,169	18,991
Private Bank	261,250	0	0	0	39,515	3,128	301
Asset Management	3	0	0	0	99	9	0
Corporate & Other	5,896	165	3	0	365	44	3,208
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

…
	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	294	19	0	595	0	0	341,118
Investment Bank	4,611	114,741	1,520	14,169	74,878	0	397,333
Private Bank	447	1	1	0	0	0	304,644
Asset Management	0	4,483	82	0	0	0	4,675
Corporate & Other	16,516	1,242	27,271	0	4,096	1,805	60,611
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	121,543	497	312	3,797	155,299	61,134	72
Investment Bank	103,072	7,198	883	272	51,299	3,515	24,353
Private Bank	264,893	7	7	0	43,737	2,503	388
Asset Management	23	0	0	0	92	9	0
Corporate & Other	6,447	253	3	0	594	52	4,154
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

…
	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	617	12	0	1,042	0	0	344,326
Investment Bank	4,800	82,947	1,606	10,437	74,662	0	365,045
Private Bank	804	3	2	0	0	0	312,345
Asset Management	0	3,728	80	0	0	0	3,932
Corporate & Other	19,375	1,334	23,763	0	6,607	2,156	64,738
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed

Main Credit Exposure Categories by Industry Sectors [text block table]
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	384	2	0	0	224	32	1
Mining and quarrying	2,774	230	126	0	4,893	1,409	47
Manufacturing	28,397	285	5	1,877	53,572	13,809	1,303
Electricity, gas, steam and air conditioning supply	4,081	307	75	272	6,475	2,967	142
Water supply, sewerage, waste management and remediation activities	486	0	0	0	523	148	38
Construction	4,257	217	1	20	2,965	3,060	7
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,030	233	79	784	16,540	6,247	599
Transport and storage	4,924	616	13	63	6,088	1,108	173
Accommodation and food service activities	1,862	3	0	0	1,015	138	10
Information and communication	7,589	372	21	100	13,244	3,209	289
Financial and insurance activities⁸	110,901	3,840	276	1,281	90,138	28,491	18,176
Real estate activities⁹	49,267	1,302	103	122	7,061	183	304
Professional, scientific and technical activities	6,889	68	0	0	6,190	2,213	172
Administrative and support service activities	8,911	148	169	157	5,007	577	486
Public administration and defense, compulsory social security	5,731	364	10	27	6,759	123	303
Education	279	2	0	0	72	55	68
Human health services and social work activities	4,390	42	0	0	1,725	127	53
Arts, entertainment and recreation	1,017	22	0	33	1,402	102	49
Other service activities	5,302	183	10	130	4,534	850	165
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	216,055	0	0	1	26,981	282	140
Activities of extraterritorial organizations and bodies	0	0	0	0	0	2	29
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	0	0	0	0	0	643
Mining and quarrying	46	486	2	0	0	0	10,012
Manufacturing	0	1,481	54	0	0	0	100,783
Electricity, gas, steam and air conditioning supply	175	776	20	0	0	0	15,289
Water supply, sewerage, waste management and remediation activities	29	26	0	0	0	0	1,250
Construction	130	387	133	0	0	0	11,177
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	458	2	0	0	0	45,973
Transport and storage	66	481	15	0	0	0	13,548
Accommodation and food service activities	5	90	0	0	0	0	3,124
Information and communication	95	531	0	0	0	0	25,449
Financial and insurance activities⁸	4,639	25,416	4,789	14,695	76,785	1,805	381,232
Real estate activities⁹	227	1,159	546	69	0	0	60,343
Professional, scientific and technical activities	49	151	111	0	0	0	15,843
Administrative and support service activities	51	436	8	0	0	0	15,950
Public administration and defense, compulsory social security	15,907	83,791	22,725	0	2,154	0	137,893
Education	0	160	9	0	0	0	645
Human health services and social work activities	99	95	11	0	0	0	6,543
Arts, entertainment and recreation	0	58	0	0	0	0	2,683
Other service activities	146	3,028	151	0	34	0	14,531
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	243,459
Activities of extraterritorial organizations and bodies	205	1,476	298	0	0	0	2,010
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 96 billion, Asset-Backed Securities of € 44 billion, Banks of € 55 billion, Insurance of € 13 billion, Financial Intermediaries of € 10 billion and Public Sector of € 16 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 38 billion
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	524	2	0	0	275	17	2
Mining and quarrying	2,392	248	40	0	5,636	2,644	41
Manufacturing	30,534	380	7	1,431	58,584	13,053	1,863
Electricity, gas, steam and air conditioning supply	4,893	107	75	28	6,479	3,779	145
Water supply, sewerage, waste management and remediation activities	725	0	0	0	457	158	245
Construction	4,239	233	0	21	3,198	2,927	75
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,535	224	39	806	16,947	6,795	570
Transport and storage	5,547	409	22	90	6,254	1,061	170
Accommodation and food service activities	1,965	7	0	0	1,137	110	14
Information and communication	7,002	489	62	231	14,567	3,317	960
Financial and insurance activities⁸	116,558	3,186	620	969	74,787	28,173	22,881
Real estate activities⁹	47,973	1,556	101	41	7,251	192	452
Professional, scientific and technical activities	7,013	124	0	0	5,070	2,309	108
Administrative and support service activities	7,470	199	192	62	5,101	1,062	413
Public administration and defense, compulsory social security	5,287	552	10	128	6,767	60	398
Education	249	0	0	0	125	53	169
Human health services and social work activities	4,523	31	0	0	1,898	146	36
Arts, entertainment and recreation	1,128	1	0	50	1,507	106	83
Other service activities	5,324	206	39	210	4,037	793	68
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	221,098	0	0	1	30,943	455	189
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	85
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	8	0	0	0	0	828
Mining and quarrying	34	362	2	0	0	0	11,398
Manufacturing	64	983	41	0	0	0	106,939
Electricity, gas, steam and air conditioning supply	78	732	35	1,515	0	0	17,867
Water supply, sewerage, waste management and remediation activities	0	23	0	0	0	0	1,609
Construction	29	621	1	0	0	0	11,344
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	357	2	0	0	0	47,275
Transport and storage	117	537	14	0	0	0	14,220
Accommodation and food service activities	0	26	0	0	0	0	3,259
Information and communication	108	579	2	0	0	0	27,317
Financial and insurance activities⁸	4,669	18,440	4,421	9,965	75,497	2,156	362,322
Real estate activities⁹	405	1,703	548	0	0	0	60,222
Professional, scientific and technical activities	27	206	115	0	0	0	14,973
Administrative and support service activities	39	268	5	0	0	0	14,811
Public administration and defense, compulsory social security	19,782	59,291	19,991	0	5,768	0	118,034
Education	0	113	17	0	0	0	727
Human health services and social work activities	88	49	12	0	0	0	6,783
Arts, entertainment and recreation	0	125	0	0	0	0	3,001
Other service activities	115	2,636	18	0	4	0	13,449
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	252,687
Activities of extraterritorial organizations and bodies	40	964	229	0	0	0	1,322
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 85 billion, Asset-Backed Securities of € 43 billion, Banks of € 54 billion, Insurance of € 15 billion, Financial Intermediaries of € 22 billion and Public Sector of € 13 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is 39 billion

Main credit exposure categories by geographical region [text block table]
Main credit exposure categories by geographical region
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	338,507	2,906	516	1,698	148,778	39,716	14,814
Of which:
Germany	231,287	321	70	409	76,810	16,532	4,146
United Kingdom	8,323	239	97	252	13,175	3,102	4,834
France	4,587	76	75	317	7,868	1,876	694
Luxembourg	18,056	612	23	142	8,493	641	970
Italy	23,490	138	32	16	4,842	5,021	219
Netherlands	8,996	248	8	252	9,279	2,863	1,463
Spain	16,073	230	24	91	3,738	4,330	219
Ireland	5,273	331	184	87	4,237	351	542
Switzerland	6,827	37	1	0	8,206	2,558	355
Poland	2,617	0	0	16	2,569	176	6
Belgium	1,742	23	0	58	1,551	623	144
Russian Federation⁸	243	6	0	7	26	21	0
Ukraine⁸	8	208[9]	0	0	3	5	0
Other Europe⁸	10,984	435	2	50	7,981	1,617	1,222
North America	101,306	2,325	238	2,378	95,768	12,172	4,745
Of which:
U.S.	89,570	2,202	178	2,247	89,460	10,754	3,269
Cayman Islands	4,985	50	0	0	2,383	787	963
Canada	1,396	49	3	106	2,048	226	324
Other North America	5,356	24	56	24	1,877	405	188
Asia/Pacific	35,807	1,746	123	597	9,031	12,093	2,745
Of which:
Japan	1,404	328	34	10	481	451	459
Australia	3,203	250	0	0	2,652	830	153
India	7,576	78	88	23	921	3,774	53
China	4,254	1	0	22	413	1,442	762
Singapore	3,789	362	0	189	1,558	1,357	157
Hong Kong	2,259	64	0	82	836	607	242
Other Asia/Pacific	13,323	662	1	271	2,170	3,632	919
Other geographical areas	8,906	1,259	10	193	1,831	1,151	252
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	9,682	52,205	12,884	6,021	17,184	395	645,306
Of which:
Germany	830	10,114	1,388	348	1,351	0	343,606
United Kingdom	240	10,475	1,504	461	3,773	0	46,476
France	0	7,756	2,901	657	5,100	0	31,906
Luxembourg	0	2,180	537	9	206	0	31,870
Italy	4,890	7,953	1,030	2,251	1,688	0	51,571
Netherlands	0	2,289	27	0	99	0	25,526
Spain	1,487	3,144	358	1,587	35	0	31,318
Ireland	1,563	1,269	7	0	960	0	14,804
Switzerland	0	1,289	1	0	225	0	19,499
Poland	0	473	2,899	0	98	0	8,852
Belgium	0	1,759	1,606	0	11	0	7,517
Russian Federation⁸	0	31	0	0	0	0	333
Ukraine⁸	0	73	7	0	0	0	305
Other Europe⁸	672	3,401	619	707	3,638	395	31,724
North America	9,433	32,184	11,503	5,855	47,782	0	325,688
Of which:
U.S.	9,415	31,042	11,320	2,979	14,357	0	266,793
Cayman Islands	0	495	0	2,876	33,284	0	45,823
Canada	0	546	183	0	54	0	4,936
Other North America	18	101	0	0	88	0	8,137
Asia/Pacific	2,428	31,297	4,295	2,620	13,860	858	117,499
Of which:
Japan	22	3,017	485	431	8,818	0	15,941
Australia	1,725	2,387	315	0	284	0	11,800
India	414	5,858	62	0	0	279	19,126
China	0	7,977	98	0	1,365	0	16,334
Singapore	0	1,396	665	0	683	0	10,156
Hong Kong	9	738	463	0	124	0	5,424
Other Asia/Pacific	258	9,922	2,206	2,189	2,587	579	38,718
Other geographical areas	325	4,799	191	268	148	552	19,887
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	346,395	2,647	724	1,708	142,035	41,773	19,294
Of which:
Germany	242,180	444	42	462	80,857	16,364	4,872
United Kingdom	7,937	184	229	329	9,759	4,067	6,673
France	3,696	99	75	70	7,264	2,095	1,364
Luxembourg	15,472	400	67	124	7,525	747	855
Italy	24,578	145	8	25	3,709	5,354	291
Netherlands	9,009	165	45	200	8,279	2,519	1,404
Spain	17,429	326	8	107	3,460	4,037	503
Ireland	5,234	125	234	129	3,234	266	565
Switzerland	6,772	32	0	117	7,277	2,897	294
Poland	2,324	0	0	26	758	190	7
Belgium	1,532	12	0	77	1,730	571	193
Russian Federation⁸	537	18	0	41	75	64	0
Ukraine⁸	44	270[9]	0	0	3	5	0
Other Europe⁸	9,650	428	16	0	8,105	2,598	2,274
North America	101,736	2,998	350	1,687	98,137	11,766	5,542
Of which:
U.S.	87,794	2,713	290	1,520	92,551	10,585	4,485
Cayman Islands	5,202	103	4	23	2,026	445	419
Canada	1,919	78	2	118	1,884	463	372
Other North America	6,821	104	54	25	1,676	274	266
Asia/Pacific	39,502	1,517	109	602	9,268	12,507	3,910
Of which:
Japan	1,349	120	46	22	589	487	374
Australia	2,964	196	0	0	2,478	769	259
India	7,861	27	3	23	1,154	3,408	179
China	4,189	3	12	3	407	1,583	591
Singapore	5,402	390	22	164	1,408	1,258	277
Hong Kong	2,525	84	0	40	695	846	357
Other Asia/Pacific	15,213	698	25	351	2,537	4,154	1,873
Other geographical areas	8,346	793	22	72	1,580	1,168	222
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,218	40,948	7,321	4,912	26,494	418	644,886
Of which:
Germany	701	7,968	672	1,795	3,035	12	359,403
United Kingdom	1,212	8,399	708	585	8,519	0	48,598
France	0	6,161	870	6	7,337	0	29,038
Luxembourg	0	1,816	702	0	549	0	28,257
Italy	4,868	3,570	953	200	480	0	44,180
Netherlands	0	2,057	24	177	212	0	24,091
Spain	1,486	3,390	1	1,485	24	0	32,256
Ireland	1,270	1,543	4	0	1,346	0	13,948
Switzerland	0	491	2	0	215	0	18,096
Poland	0	113	2,944	0	149	0	6,511
Belgium	40	2,271	342	0	1	0	6,769
Russian Federation⁸	0	15	0	0	0	0	750
Ukraine⁸	0	17	0	0	0	0	339
Other Europe⁸	643	3,139	99	664	4,628	406	32,651
North America	12,359	24,416	14,616	4,365	43,893	0	321,863
Of which:
U.S.	12,340	23,644	14,359	976	21,484	0	272,741
Cayman Islands	0	276	0	3,389	17,904	0	29,790
Canada	0	350	180	0	4,494	0	9,859
Other North America	19	146	77	0	11	0	9,473
Asia/Pacific	2,878	19,347	3,344	2,126	10,652	1,301	107,063
Of which:
Japan	25	2,759	481	284	6,374	0	12,909
Australia	1,989	1,328	315	0	946	0	11,243
India	481	4,856	49	0	6	1,012	19,058
China	0	1,384	209	0	292	0	8,675
Singapore	0	847	159	0	210	0	10,136
Hong Kong	186	559	254	0	64	0	5,611
Other Asia/Pacific	196	7,613	1,877	1,842	2,761	290	39,430
Other geographical areas	141	3,314	170	77	232	437	16,573
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis

Maximum Exposure to Credit Risk [text block table]
Maximum Exposure to Credit Risk
	Dec 31, 2023
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,424	178,424	−	0	−	0
Interbank balances (w/o central banks)	6,144	6,144	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	14,725	14,725	−	13,761	−	13,761
Securities borrowed	39	39	−	33	−	33
Loans	484,527	484,527	−	260,047	42,191	302,239
Other assets subject to credit risk[4,5]	82,826	77,541	24,019	914	626	25,559
Total financial assets at amortized cost[3]	766,685	761,400	24,019	274,755	42,817	341,591
Financial assets at fair value through profit or loss[6]
Trading assets	122,841	−	−	1,458	951	2,408
Positive market values from derivative financial instruments	251,877	−	195,517	40,036	30	235,583
Non-trading financial assets mandatory at fair value through profit or loss	87,153	−	1,931	76,894	92	78,917
Of which:
Securities purchased under resale agreement	65,937	−	1,931	63,877	0	65,807
Securities borrowed	13,036	−	−	12,863	0	12,863
Loans	812	−	−	89	72	160
Financial assets designated at fair value through profit or loss	75	−	−	0	0	0
Total financial assets at fair value through profit or loss	461,946	−	197,447	118,388	1,072	316,908
Financial assets at fair value through OCI	35,546	35,546	0	2,744	988	3,732
Of which:
Securities purchased under resale agreement	1,805	1,805	−	1,740	0	1,740
Securities borrowed	0	0	−	0	0	0
Loans	4,867	4,867	−	16	976	991
Total financial assets at fair value through OCI	35,546	35,546	−	2,744	988	3,732
Financial guarantees and other credit related contingent liabilities[7]	65,131	64,798	−	4,127	7,136	11,263
Revocable and irrevocable lending commitments and other credit related commitments[7]	255,409	254,016	−	21,736	6,779	28,515
Total off-balance sheet	320,540	318,814	−	25,863	13,915	39,777

Maximum exposure to credit risk	1,584,717	1,115,760	221,466	421,750	58,792	702,008

[1] Does not include credit derivative notional sold (€ 540,063 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
	Dec 31, 2022
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,897	178,897	−	0	−	0
Interbank balances (w/o central banks)	7,199	7,199	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	11,479	11,479	700	10,771	−	11,471
Securities borrowed	0	0	−	0	−	0
Loans	495,979	495,979	−	269,428	38,899	308,327
Other assets subject to credit risk[4,5]	98,336	93,221	29,171	871	317	30,359
Total financial assets at amortized cost[3]	791,891	786,776	29,871	281,070	39,216	350,158
Financial assets at fair value through profit or loss[6]
Trading assets	90,180	−	−	1,573	1,264	2,837
Positive market values from derivative financial instruments	299,856	−	227,361	53,290	6	280,657
Non-trading financial assets mandatory at fair value through profit or loss	88,799	−	2,480	78,920	69	81,469
Of which:
Securities purchased under resale agreement	63,855	−	2,480	61,376	0	63,855
Securities borrowed	17,414	−	−	17,300	0	17,300
Loans	1,037	−	−	78	46	124
Financial assets designated at fair value through profit or loss	168	−	−	0	94	94
Total financial assets at fair value through profit or loss	479,002	−	229,841	133,783	1,433	365,057
Financial assets at fair value through OCI	31,675	31,675	0	2,622	879	3,500
Of which:
Securities purchased under resale agreement	2,156	2,156	−	1,732	0	1,732
Securities borrowed	0	0	−	0	0	0
Loans	4,069	4,069	−	11	879	890
Total financial assets at fair value through OCI	31,675	31,675	−	2,622	879	3,500
Financial guarantees and other credit related contingent liabilities[7]	67,214	67,214	−	4,738	7,482	12,220
Revocable and irrevocable lending commitments and other credit related commitments[7]	251,021	249,959	−	24,769	5,694	30,463
Total off-balance sheet	318,234	317,173	−	29,507	13,176	42,683

Maximum exposure to credit risk	1,620,803	1,135,624	259,712	446,982	54,704	761,398

[1] Does not include credit derivative notional sold (€ 738,733 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts